Other Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Analysis of core deposit intangible activity [Abstract]
Annual rate of amortization expense till 2019	$ 35,749
Core Deposit Intangible [Member]
Analysis of core deposit intangible activity [Abstract]
Acquired intangible asset, Gross Beginning Balance	1,056,693	1,056,693
Accumulated Amortization, Beginning Balance	(868,932)	(833,183)
Acquired intangible asset, Net Beginning Balance	187,761	223,510
Amortization Expense	(35,749)	(35,749)	35,748
Acquired intangible asset, Gross Ending Balance	1,056,693	1,056,693	1,056,693
Accumulated Amortization, Ending Balance	(904,681)	(868,932)	(833,183)
Acquired intangible asset, Net Ending Balance	$ 152,012	$ 187,761	$ 223,510